Derivatives and Fair Value Measurements - Amount of Gain or Losses Recognized in Income on Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative
Cash flow hedging [Member] | Net cost of gas sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	976	(4,854)	(18,201)
Regulatory deferral accounting treatment [Member] | Cash flow hedging [Member] | Net cost of gas sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	$ (976)	$ 4,854	$ 18,201